Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9: COMMITMENTS AND CONTINGENCIES

Lease termination

On August 10, 2017, we announced the planned closure of our office facilities located at 22 Audrey Place, Fairfield, New Jersey 07004 which housed our previous operations center and ceased use of the facilities in February 2018. In ceasing use of these facilities, we recorded a one-time non-cash charge of $474 to accrue for the remaining rent under the lease term, net of anticipated subtenant rental income. Effective June 30, 2018, we entered a settlement agreement to exit this lease agreement, resulting in the Company drawing on the Secured Disbursed Escrow Promissory Note entered with Slipstream on April 27, 2018 (Note 8). The Company reclassified $264 of the previously recorded liability from a Lease Termination Liability to a Note as a result of this transaction and recorded a gain on settlement of $39. Approximately $75 remains recorded as an accrued liability as of June 30, 2018 which was paid subsequent to the balance sheet date.

Structured Settlement Program

In March 2017, the Company settled and/or wrote off debt of $1,109 for $243 cash payment and recognized a gain of $866. This debt included $693 of payables previously recorded by our dissolved subsidiary Broadcast International, Inc., as we had exhausted all efforts to identify and settle these obligations in the first quarter of 2017. There were no such settlements in any other period presented.

Litigation

The Company is involved in various legal proceedings incidental to the operations of its business. The Company believes that the outcome of all such other pending legal proceedings in the aggregate will not have a material adverse effect on its business, financial condition, liquidity, or operating results.

Termination benefits

On August 10, 2017, the Company announced that it was closing its New Jersey and Minnesota locations and accrued one-time termination benefits related to severance to the affected employees of $75. During the three-months ended June 30, 2018, the remaining cash payments for termination benefits were paid and no liability remains recorded on the balance sheet.

NOTE 7: COMMITMENTS AND CONTINGENCIES

Structured Settlement Program

During March and December 2017, the Company settled and/or wrote off debt of $1,159 for $288 cash payment and recognized a gain of $872. This debt included $693 of payables previously recorded by our dissolved subsidiary Broadcast International, Inc, as we had exhausted all efforts to identify and settle these obligations in the first quarter of 2017.

In August 2016, the Company settled debt of $90 for $35 cash payment, resulting in a gain on debt settlement of $55. In June 2016, the Company settled debt of $614 for $123 cash payment and the issuance of 409,347 shares of the Company’s restricted common stock, fair value at conversion date of $85, and recognized a gain on debt restructuring of $406. In conjunction with this debt settlement, an additional 809,842 shares of restricted common stock were issued to investors for cash to facilitate the settlement of a portion of the $614 debt.

In March 2016, the Company issued 8.00% nonconvertible promissory notes in favor of certain general unsecured creditors in the aggregate principal amount of $288 to settle an aggregate amount of $839 of accounts payable, accrued expenses and other liabilities. The aggregate amount of payables, accrued expenses and other liabilities was subsequently revised to $796. In September 2016, the amounts previously settled with nonconvertible promissory notes were paid in cash of $249 resulting in a gain on the debt settlement of $547. No gain was previously recorded.

Litigation

In February 2016, a former vendor alleging our failure to pay outstanding invoices for approximately $335, which is included in accounts payable in the December 31, 2016 accompanying consolidated balance sheet, initiated a breach-of-contract lawsuit against us. Also in February 2016, a former vendor alleging our failure to pay outstanding invoices for approximately $51, which is included in accounts payable in the December 31, 2016 accompanying consolidated balance sheet, filed a motion for summary judgment against us. During 2017, we negotiated settlement with the vendor for $45.

The Company is involved in various legal proceedings incidental to the operations of its business. The Company believes that the outcome of all such other pending legal proceedings in the aggregate will not have a material adverse effect on its business, financial condition, liquidity, or operating results.

Leases

Future minimum lease payments under leases with initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2017 are as follows:

Year ending December 31,	Lease Obligations
2018	$587
2019	499
2020	398
2021	61
Total future minimum obligations	$1,545

Rent expense totaled $474 and $416 for the years ended December 31, 2017 and 2016, respectively, and is included in General and Administrative expenses.

Our CEO was awarded 4,951,557 performance shares with a grant date to be determined upon certain conditions being satisfied. As December 31, 2017 those conditions had not been met and were deemed not probable to be achieved resulting in no compensation expense being recorded.

Termination benefits

On August 10, 2017, the Company announced that it was closing its New Jersey and Minnesota locations. The Company has accrued one-time termination benefits related to severance to the affected employees of $146 and will recognize the expense over the period the employees are expected to continue service to the Company.